Annual Total Returns- Transamerica Short-Term Bond (Class I2) [BarChart] - Class I2 - Transamerica Short-Term Bond - I2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.24%	6.82%	2.61%	1.68%	0.58%	3.22%	2.39%	1.13%	5.37%	3.61%